SHARE-BASED EMPLOYEE REMUNERATION - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure Of SHARE-BASED EMPLOYEE REMUNERATION [Line Items]
Fair value of share options granted	¥ 1,835,000	¥ 1,135,000	¥ 626,000
Chief Financial Officer
Disclosure Of SHARE-BASED EMPLOYEE REMUNERATION [Line Items]
Number of share options granted in share-based payment arrangement	33,269	46,256	94,862
Chief Executive Officer [Member]
Disclosure Of SHARE-BASED EMPLOYEE REMUNERATION [Line Items]
Number of share options granted in share-based payment arrangement	81,010	36,201
Equity Compensation Plan2017 [Member]
Disclosure Of SHARE-BASED EMPLOYEE REMUNERATION [Line Items]
Number of share options granted in share-based payment arrangement	333,333